Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Sunlands Technology Group
Entity Central Index Key	0001723935
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity File Number	001-38423
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 4-6, Chaolai Science Park
Entity Address, Address Line Two	No. 36 Chuangyuan Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100012
Auditor Firm ID	1113
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Beijing, the People's Republic of China
Class A Ordinary Shares
Entity Common Stock, Shares Outstanding	1,839,553
Title of 12(b) Security	Class A ordinary shares, par value US$0.00005 per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	826,389
Class C Ordinary Shares
Entity Common Stock, Shares Outstanding	4,002,930
American Depositary Shares
Title of 12(b) Security	American depositary shares, each two ADSs represent one Class A ordinary share*
Trading Symbol	STG
Security Exchange Name	NYSE
Business Contact
Contact Personnel Name	Lu Lv
Entity Address, Address Line One	Building 4-6, Chaolai Science Park
Entity Address, Address Line Two	No. 36 Chuangyuan Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100012
City Area Code	10
Local Phone Number	52413738
Contact Personnel Email Address	lvlu@sunlands.com